Statutory Reserves and Restricted Net Assets (Details) - Schedule of PRC subsidiaries - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statutory Accounting Practices [Line Items]
Total restricted net assets	$ 188,481,193	$ 184,398,790
Paid-in capital [Member]
Statutory Accounting Practices [Line Items]
Total restricted net assets	83,872,972	75,273,694
Additional Paid-in Capital [Member]
Statutory Accounting Practices [Line Items]
Total restricted net assets	93,759,405	97,807,839
Statutory Reserves [Member]
Statutory Accounting Practices [Line Items]
Total restricted net assets	$ 10,848,816	$ 11,317,257